INTANGIBLE ASSETS (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangible assets consist of the following:

	(Unaudited)
As of:	September 30, 2022	December 31, 2021
Website development costs	$177,133	$189,956
Less: accumulated amortization	(30,894)	-
Intangible assets, net	$146,239	$189,956
Intangible assets consist of the following:
As of December 31, 2021
Website development costs	$189,956
Intangible assets	$189,956